Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flow from Operating Activities
Net income	$ 11,215,380	$ 5,026,526
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, depletion, and amortization	15,404,688	13,545,094
Loss due to casualty	0	816,902
Gain from insurance recovery	0	(816,902)
Amortization of debt issuance cost	704,813	814,849
Bad debt expense	58,087	234,359
Unit-based compensation expense	480,515	548,602
Loss on disposals	39,118	255,678
Non-cash lease expense	898,244	699,702
Amortization of finance right-of-use assets	104,145	92,308
Interest on finance leases	47,126	48,857
Accretion of asset retirement obligation	70,965	78,479
Changes in operating assets and liabilities:
Accounts receivable	1,321,163	(385,769)
Inventory	(2,016,875)	(1,140,346)
Prepaid expenses	55,860	212,672
Other inventories	(362,581)	976
Accounts payable	(275,860)	1,104,959
Operating lease liabilities	(888,469)	(712,686)
Accrued liabilities	1,232,091	(582,036)
Net Cash Provided by Operating Activities	28,088,410	19,842,224
Cash Flow from Investing Activities
Purchases of plant, property, and equipment	(7,583,778)	(13,387,493)
Net cash Used in Investing activities	(7,583,778)	(13,387,493)
Cash Flow from Financing Activities
Repayment of principal on term loan	(13,320,000)	(7,320,000)
Repayment of principal of finance leases obligations	(138,183)	(121,495)
Members’ contributions	42,284	6,279,986
Members’ distributions	(3,460,312)	(9,195,878)
Distribution to noncontrolling parent interest	(34,953)	(92,888)
Proceeds from collection of subscription note receivable	51,549	60,000
Repurchase of units	(201,318)	(330,000)
Net Cash Used in Financing Activities	(17,060,933)	(10,720,275)
Net Change in Cash and Cash Equivalents	3,443,699	(4,265,544)
Cash and Cash Equivalents, Beginning of Year	7,362,031	11,627,575
Cash and Cash Equivalents, End of Year	10,805,730	7,362,031
Supplemental cash flow information
Cash paid for interest	20,911,147	24,158,783
Supplemental non-cash investing and financing information:
Repayment of subscription receivable from proceeds of units repurchase	45,000	0
Property, plant and equipment in accounts payable	1,118,320	1,573,234
Additions and changes in asset retirement obligations	$ 16,000	$ (124,184)